Note 17 - Interest and Finance Costs - Schedule of Income Statement Related Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest expense	$ 72,261	$ 66,526	$ 88,289
Interest capitalized	(465)	(3,274)	(2,459)
Swap effect	6,417	1,323	(1,885)
Amortization and write-off of financing costs	6,520	3,645	4,491
Bank charges and other financing costs	1,314	482	571
Total	$ 86,047	$ 68,702	$ 89,007